RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500 - Reconciliation of Benefits Paid to Participants (Details) - EBP 002	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Distributions to participants per the financial statements	$ 122,293,368
Less: Deemed distributions of participant loans	(3,965)
Distributions to participants per Form 5500	$ 122,289,403